Loans to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 3,281	$ 3,353
New loans including renewals	2,164	150
Payments, etc., including renewals	(3,099)	(224)
Ending balance	$ 2,346	$ 3,281